1933 Act File No. 33-50773
                                                      1940 Act File No. 811-7115

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                                                              ---

      Pre-Effective Amendment No.         ....................

      Post-Effective Amendment No.   12   ....................  X
                                   -------                    ---

                                                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.   14  .....................................    X
                    ------                                      ----

                       FEDERATED TOTAL RETURN SERIES, INC.
                 (formerly, Insight Institutional Series, Inc.)

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
      on _________________ pursuant to paragraph (b)(1)(v)
 X 60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of Federated Total Return Series, Inc. (formerly,Insight Institutional Series, Inc.), which consists of four portfolios: (1) Federated Total Return Bond Fund (formerly, Federated Government Total Return Fund), (2) Federated Limited Duration Fund (formerly, Federated Total Return Limited Duration Fund), (3) Federated Government Fund, and (4) Federated Limited Duration Government Fund is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.




                                           Prospectus Heading
                                           (Rule 404(c) Cross Reference)

Item 1.   Cover Page.......................(1-4) Cover Page.
Item 2.   Synopsis.........................(1-4) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information                     (1-4) Performance Information.
Item 4.   General Description of
           Registrant......................(1-4) General Information; (1-4) Investment Information;
                                           (1-4) Investment Objective; (1-4) Investment Policies;
                                           (1-4) Investment Limitations; (1-4)
                                           Hub and Spoke Option.
Item 5.   Management of the Fund...........(1-4) Fund Information; (1-4) Management of the Corporation;
                                           (1-4) Distribution of Institutional/ Institutional Service Shares;
                                           (1-4)
                                           Administration of the Fund; (1-4) Expenses of the Fund and
                                           Institutional/Institutional Service Shares.
Item 6.   Capital Stock and Other
           Securities......................(1-4) Dividends and Distributions;  (1-4) Shareholder Information;
                                           (1-4) Voting Rights; (1-4) Tax Information; (1-4) Federal Income Tax;
                                           (1-4)
                                           State and Local Taxes;  (1-4) Other Classes of Shares.
Item 7.   Purchase of Securities Being
           Offered.........................(1-4) Net Asset
                                           Value; (1-4)
                                           Investing in
                                           Institutional/
                                           Institutional
                                           Service Shares;
                                           (1-4) Share
                                           Purchases; (1-4)
                                           Minimum Investment
                                           Required; (1-4)
                                           What Shares Cost;
                                           (1-4) Exchanging
                                           Securities for
                                           Fund Shares; (1-4)
                                           Certificates and
                                           Confirmations.
Item 8.   Redemption or Repurchase.........(1-4) Redeeming Institutional/ Institutional Service Shares;
                                           (1-4) Telephone Redemption; (1-4) Written Requests; (1-4)
                                           Accounts with Low Balances.
Item 9.   Pending Legal Proceedings........None.





 PART B.INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page..........................(1-4) Cover Page.
Item 11.  Table of Contents...................(1-4) Table of Contents.
Item 12.  General Information and
           History............................(1-4) General Information About the Fund; (1-4) About Federated
                                             Investors.
Item 13.  Investment Objectives and
           Policies...........................(1-4) Investment Objective and Policies; (1-4) Investment Limitations.
Item 14.  Management of the Fund              (1-4) Federated Total Return Series, Inc. Management; (1-4) Directors Compensation.
Item 15.  Control Persons and Principal
           Holders of Securities              (1-4) Fund Ownership.
Item 16.  Investment Advisory and Other
           Services...........................(1-4) Investment Advisory Services; (1-4) Distribution Plan and
                                              Shareholder Services; (1-4) Other Services.
Item 17.  Brokerage Allocation................(1-4) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities                         Not Applicable.
Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered.........(1-4) Purchasing Shares; (1-4) Determining Net Asset Value; (1-4)
                                              Redeeming Shares.
Item 20.  Tax Status..........................(1-4) Tax Status.
Item 21.  Underwriters                        Not Applicable.
Item 22.  Calculation of Performance
           Data...............................(1-4) Total Return; (1-4) Yield; (1-4) Performance
                                              Comparisons.
Item 23.  Financial Statements................(1-4) To be filed by amendment.







Federated Total Return Bond Fund

(formerly, Federated Government Total Return Fund)

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Shares

Prospectus

The Institutional Shares of Federated Total Return Bond Fund (formerly, Federated Government Total Return Fund) (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by seeking value among most sectors of fixed income securities, focusing on investment grade debt securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November ___, 1997

TABLE OF CONTENTS.



to be filed by amendment

SUMMARY OF FUND EXPENSES.



to be filed by amendment

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES.



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." and the name of the Fund was changed from "Insight U.S. Government Fund" to "Federated Government Total Return Fund." On May 15, 1996, the name of the Fund was changed from "Federated Government Total Return Fund" to "Federated Total Return Bond Fund." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for Federated Total Return Bond Fund: Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of Federated Total Return Bond Fund.

Institutional Shares ("Shares") of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of investment grade debt securities. A minimum initial investment of $100,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a diversified portfolio of investment grade debt securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (AAA, AA, A or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Rating Service Co. ("Duff & Phelps") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or which are of comparable quality in the judgment of the adviser. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The remainder of the Fund's assets may be invested in any of the securities discussed below. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests in a professionally managed, diversified portfolio consisting primarily of investment grade debt securities. The Fund may also invest in convertible securities. The Fund may also invest in derivative instruments of such securities (including instruments with demand features or credit enhancement and stripped mortgage-backed securities), as well as money market instruments and cash.



The securities in which the Fund invests principally are:

         o  asset-backed securities;

         o domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest;

         o obligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or instrumentalities;

         o  mortgage-backed securities;

         o  municipal securities;

         o  commercial paper which matures in 270 days or less;

         o time deposits (including savings deposits and certificates of deposit) and bankers' acceptances in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks or which have at least $100 million in capital; and

         o  repurchase agreements collateralized by eligible investments.

CORPORATE AND FOREIGN GOVERNMENT/AGENCY DEBT OBLIGATIONS. The Fund invests in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

FLOATING RATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.

FIXED RATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests include, but are not limited to, securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund may invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S.

government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal are received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on many types of asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Foreign securities do not include American Depository Receipts, but do include foreign securities not publicly traded in the United States. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The Fund may invest more than 10% in foreign securities.

RISKS. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability, ability to obtain or enforce court judgments abroad and adverse diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

     CURRENCY RISKS. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund attempts to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or denominated in a currency or currencies that the adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally will not enter into forward foreign currency exchange contracts with a term longer than one year.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multi-class securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. A principal-only investor is assured of receiving cash flows in the amount of principal purchased the unknown is when the cash flows will be received. Interest-only investments over the life of the investment horizon may not receive cash flows in the amount of the original investment.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.



CONVERTIBLE SECURITIES Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which can or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security.), LYONS (Liquid Yield Option Notes which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock which are an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue.).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

     The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests. See "High Yield Debt Obligations."



BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution that has capital, surplus and undivided profits over $100 million or is insured by the BIF or the SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

CREDIT FACILITIES. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment.

Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL AND FOREIGN CURRENCY FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial and foreign currency futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future, while foreign currency futures contracts call for the delivery of either U.S. or foreign currency at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write (sell) or purchase put and call options on financial and foreign currency futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call or put option on a futures contract, it is undertaking the obligation of selling or purchasing, respectively, a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a call or put option on a futures contract, the Fund is entitled (but not obligated) to buy or sell, respectively, a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

HIGH-YIELD DEBT OBLIGATIONS. The Fund may invest up to but not including 35% of its assets in debt securities that are not investment-grade but are rated BB or lower by an NRSRO (or, if unrated, determined by the adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or lower by a nationally recognized statistical rating organization are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." A description of the rating categories for the permissible investments
are contained in the Appendix to this Prospectus.     The Fund may invest in the
High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. Federated Core Trust currently is not charged an advisory fee and is sold without any sales charge. Any administrative fee charged to Federated Core Trust by an affiliate of the Fund's adviser will be for services provided in addition to the administrative services provided to the Fund. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund.


RISKS. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

TOTAL RETURN. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling Shares) or realized from the purchase and sale of securities, and successful use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

         o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

HUB AND SPOKE (R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Total Return Bond Fund - Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

     BY MAIL. To purchase Shares by mail, send a check made payable to Federated Total Return Bond Fund - Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check. MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $100,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 2266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Total Return Bond Fund Institutional Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $100,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $100,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE CORPORATION

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could
result in severe penalties.     Portfolio Manager's Background. Joseph M.
Balestrino is a portfolio manager of the Fund. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser and Federated Research Corp. from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

John T. Gentry has been a portfolio manager of the Fund since November 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Donald T. Ellenberger has been a portfolio manager of the Fund since November 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's adviser and Federated Research Corp. since March, 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Mark E. Durbiano is the Fund's portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's adviser and Federated Research Corp. since January 1996. Mr. Durbiano was a Vice President of the Fund's adviser and Federated Research Corp. from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SHARES

     Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of

Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

         Maximum  Average Aggregate Daily

         Administrative Fee         Net Assets of the Federated Funds

         0.15%    on the first $250 million

         0.125%   on the next $250 million

         0.10%    on the next $250 million

         0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: registering the portfolio and Institutional Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Institutional Shares as a class are expenses under the Corporation's Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Institutional Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Shares; fees under the Corporation's Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to adminstrative personnel and services as required to support holders of Institutional Shares; and Directors' fees incurred as a result of issues relating solely to Institutional Shares.

FEDERATED LIFETRACK(TM) PROGRAM

The Fund is a member of the Federated LifeTrack(TM) Program sold through financial representatives. Federated LifeTrack(TM) Program is an integrated program of investment options, plan recordkeeping, and consultation services for 401(k) and other participant-directed benefit and savings plans. Under the Federated LifeTrack(TM) Program, employers or plan trustees may select a group of investment options to be offered in a plan which also uses the Federated LifeTrack(TM) Program for recordkeeping and administrative services. Additional fees are charged to participating plans for these services. As part of the Federated LifeTrack(TM) Program, exchanges may readily be made between investment options selected by the employer or a plan trustee.

SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Anbee & Company, who was the record owner of 208,178 (91.14%) of the Institutional Service Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

APPENDIX

Standard and Poor's Ratings Group Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps Credit Rating Co.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

Overall quality may move up or down frequently within this category.

B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP-Preferred stock with dividend arrearages.

Moody's Investors Service, Inc. Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o Leading market positions in well established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Service, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

         Federated Total Return Bond Fund

                  Federated Investors Tower

                  Pittsburgh, Pennsylvania 15222-3779

Distributor

         Federated Securities Corp.

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

         Federated Management

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Custodian

         State Street Bank and Trust Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent

         Federated Shareholder Services Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Independent Auditors

         Ernst & Young LLP

         One Oxford Centre

         Pittsburgh, Pennsylvania 15219

                    Federated Total Return Bond Fund
                     (formerly, Federated Government Total Return Fund) Institutional Shares

                     Prospectus
                     A Diversified Portfolio of
                     Federated Total Return Series, Inc.
                     an Open-End, Management
                     Investment Company



                     Prospectus dated November ___, 1997



[LOGO]



G01721-01-IS (11/97)



Federated Total Return Bond Fund (formerly, Federated Government Total Return
Fund) (A Portfolio of Federated Total Return Series, Inc.)

Institutional Service Shares
Prospectus

The Institutional Service Shares of Federated Total Return Bond Fund (formerly, Federated Government Total Return Fund) (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by seeking value among most sectors of fixed income securities, focusing on investment grade debt securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November ___, 1997

TABLE OF CONTENTS.



to be filed by amendment

SUMMARY OF FUND EXPENSES



to be filed by amendment

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." and the name of the Fund was changed from "Insight U.S. Government Fund" to "Federated Government Total Return Fund." On May 15 1996, the name of the Fund was changed from "Federated Government Total Return Fund" to "Federated Total Return Bond Fund." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for Federated Total Return Bond Fund: Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of Federated Total Return Bond Fund.

Institutional Service Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interst in a professionally managed, diversified portfolio investing primarily in investment grade debt securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a diversified portfolio of investment grade debt securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (AAA, AA, A or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Rating Service Co. ("Duff & Phelps") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or which are of comparable quality in the judgment of the adviser. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The remainder of the Fund's assets may be invested in any of the securities discussed below. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests in a professionally managed, diversified portfolio consisting primarily of investment grade debt securities. The Fund may also invest in convertible securities. The Fund may also invest in derivative instruments of such securities (including instruments with demand features or credit enhancement and stripped mortgage-backed securities), as well as money market instruments and cash.



The securities in which the Fund invests principally are:

         o  asset-backed securities;

         o domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest;

         o obligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or instrumentalities;

         o  mortgage-backed securities;

         o  municipal securities;

         o  commercial paper which matures in 270 days or less;

         o time deposits (including savings deposits and certificates of deposit) and bankers' acceptances in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks or which have at least $100 million in capital; and

         o  repurchase agreements collateralized by eligible investments.

CORPORATE AND FOREIGN GOVERNMENT/AGENCY DEBT OBLIGATIONS. The Fund invests in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

FLOATING RATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.

FIXED RATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests include, but are not limited to, securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund may invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S.

government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal are received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on many types of asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Foreign securities do not include American Depository Receipts, but do include foreign securities not publicly traded in the United States. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The Fund may invest more than 10% in foreign securities.

RISKS. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability, ability to obtain or enforce court judgments abroad and adverse diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

CURRENCY RISKS. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund attempts to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or denominated in a currency or currencies that the adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally will not enter into forward foreign currency exchange contracts with a term longer than one year.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multi-class securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. A principal-only investor is assured of receiving cash flows in the amount of principal purchased the unknown is when the cash flows will be received. Interest-only investments over the life of the investment horizon may not receive cash flows in the amount of the original investment.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.



CONVERTIBLE SECURITIES Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which can or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security.), LYONS (Liquid Yield Option Notes which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock which are an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue.).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests. See "High Yield Debt Obligations."



BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution that has capital, surplus and undivided profits over $100 million or is insured by the BIF or the SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information.

CREDIT FACILITIES. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment.

Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL AND FOREIGN CURRENCY FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial and foreign currency futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future, while foreign currency futures contracts call for the delivery of either U.S. or foreign currency at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write (sell) or purchase put and call options on financial and foreign currency futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call or put option on a futures contract, it is undertaking the obligation of selling or purchasing, respectively, a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a call or put option on a futures contract, the Fund is entitled (but not obligated) to buy or sell, respectively, a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

HIGH-YIELD DEBT OBLIGATIONS. The Fund may invest up to but not including 35% of its total assets in debt securities that are not investment-grade but are rated BB or lower by an NRSRO (or, if unrated, determined by the adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or lower by a nationally recognized statistical rating organization are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." A description of the rating categories for the permissible investments are contained in the Appendix to this Prospectus.
    The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. Federated Core Trust currently is not charged an advisory fee and is sold without any sales charge. Any administrative fee charged to Federated Core Trust by an affiliate of the Fund's adviser will be for services provided in addition to the administrative services provided to the Fund. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund.



RISKS. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

TOTAL RETURN. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling Shares) or realized from the purchase and sale of securities, and successful use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

         o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

HUB AND SPOKE (R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Total Return Bond Fund - Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Total Return Bond Fund Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund Shares on the day the securities are valued. One Share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund Shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 2266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Total Return Bond Fund Institutional Service Shares; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE CORPORATION

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion. The adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.


Portfolio Manager's Background. Joseph M. Balestrino is a portfolio manager of the Fund. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser and Federated Research Corp. since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser and Federated Research Corp. from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

John T. Gentry has been a portfolio manager of the Fund since November 1997. Mr. Gentry joined Federated Investors in 1995 as an Investment Analyst and has been an Assistant Vice President of the Fund's adviser and Federated Research Corp. since April 1997. Mr. Gentry served as a Senior Treasury Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

Donald T. Ellenberger has been a portfolio manager of the Fund since November 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's adviser and Federated Research Corp. since March, 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Mark E. Durbiano is the Fund's portfolio manager for the high yield corporate bonds asset category. He has performed these duties since the Fund's inception. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's adviser and Federated Research Corp. since January 1996. Mr. Durbiano was a Vice President of the Fund's adviser and Federated Research Corp. from 1988 through 1995. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

State securities laws may require certain financial institutions such as depository institutions to register as dealers.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

         Maximum  Average Aggregate Daily

         Administrative Fee         Net Assets of the Federated Funds

         0.15%    on the first $250 million

         0.125%   on the next $250 million

         0.10%    on the next $250 million

         0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

Holders of Institutional Service Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Institutional Service Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Service Shares pay their allocable portion include, but are not limited to: registering the portfolio and Institutional Service Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Institutional Service Shares as a class are expenses under the Corporation's Distribution Plan and Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Institutional Service Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Service Shares; fees under the Corporation's Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to adminstrative personnel and services as required to support holders of Institutional Service Shares; and Directors' fees incurred as a result of issues relating solely to Institutional Service Shares.

FEDERATED LIFETRACK(TM) PROGRAM

The Fund is a member of the Federated LifeTrack(TM) Program sold through financial representatives. Federated LifeTrack(TM) Program is an integrated program of investment options, plan recordkeeping, and consultation services for 401(k) and other participant-directed benefit and savings plans. Under the Federated LifeTrack(TM) Program, employers or plan trustees may select a group of investment options to be offered in a plan which also uses the Federated LifeTrack(TM) Program for recordkeeping and administrative services. Additional fees are charged to participating plans for these services. As part of the Federated LifeTrack(TM) Program, exchanges may readily be made between investment options selected by the employer or a plan trustee.

SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Anbee & Company, who was the record owner of 208,178 (91.14%) of the Institutional Service Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.




As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $100,000 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

APPENDIX

Standard and Poor's Ratings Group Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps Credit Rating Co.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

Overall quality may move up or down frequently within this category.

B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP-Preferred stock with dividend arrearages.

Moody's Investors Service, Inc. Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o Leading market positions in well established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Service, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

         Federated Total Return Bond Fund

                  Federated Investors Tower

                  Pittsburgh, Pennsylvania 15222-3779

Distributor

         Federated Securities Corp.

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

         Federated Management

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Custodian

         State Street Bank and Trust Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent

         Federated Shareholder Services Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Independent Auditors

         Ernst & Young LLP

         One Oxford Centre

         Pittsburgh, Pennsylvania 15219

                              Federated Total Return Bond Fund
                            (formerly, Federated Government Total Return Fund)

                               Institutional Service Shares

                               Prospectus

                               A Diversified Portfolio of

                               Federated Total Return Series, Inc.

                               an Open-End, Management

                               Investment Company



                               Prospectus dated November ___, 1997



[LOGO]



G01721-03-SS (11/97)



                   FEDERATED TOTAL RETURN BOND FUND
          (FORMERLY, FEDERATED GOVERNMENT TOTAL RETURN FUND)

         (A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)
                         INSTITUTIONAL SHARES

                     INSTITUTIONAL SERVICE SHARES

                  STATEMENT OF ADDITIONAL INFORMATION



        This Statement of Additional Information should be read with the prospectus(es) of Federated Total Return Bond Fund (formerly, Federated Government Total Return Fund) (the "Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") dated November ___, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                  Statement dated November ___, 1997



        Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

        Cusip  31428Q101
                    31428Q507


        G01722-02 (11/97)

TABLE OF CONTENTS



to be filed by amendment

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Total Return Series, Inc. (the "Corporation"). The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." and the name of the Fund was changed from "Insight U.S. Government Fund" to "Federated Government Total Return Fund." ." On May 15, 1996, the name of the Fund was changed from "Federated Government Total Return Fund" to "Federated Total Return Bond Fund." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares.

Shares of the Fund are offered in two classes, known as

Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require).

This Statement

of Additional Information relates to the above-mentioned Shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Board of Directors ("Directors") without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective.

TYPES OF INVESTMENTS

The Fund invests primarily in a diversified portfolio of debt securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

The ARMS in which the Fund invests include, but are not limited to, securities issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed income securities. ARMS may also be collateralized by whole loans or private pass-through securities.

Like other fixed income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:

 (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments;

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and

(3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.

RESETS OF INTEREST

The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.

To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.



CONVERTIBLE SECURITIES

DECS, or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS, or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.



FOREIGN BANK INSTRUMENTS

Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions of the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

FINANCIAL FUTURES CONTRACTS

      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      The Fund may purchase listed put options on financial futures contracts.

      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

      Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

      The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

      The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

      The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

MEDIUM TERM NOTES AND DEPOSIT NOTES

Medium term notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years.

WEIGHTED AVERAGE PORTFOLIO MATURITY

The Fund will determine its dollar-weighted average portfolio maturity by assigning a "weight" to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity to each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating its dollar-weighted average portfolio maturity, the Fund will treat (a) asset-backed securites as having a maturity equal to their estimated weighted-average maturity and (b) variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The average maturity of asset-backed securities will be calculated based upon assumptions established by the investment adviser as to the probable amount of the principal prepayments weighted by the period until such prepayments are expected to be received.

Fixed rate securities hedged with interest rate swaps or caps will be treated as floating or variable rate securities based upon the interest rate index of the swap or cap; floating and variable rate securities hedged with interest rate swaps or floors will be treated as having a maturity equal to the term of the swap or floor. In the event that the Fund holds an interest rate swap, cap or floor that is not hedging another portfolio security, the swap, cap or floor will be treated as having a maturity equal to its term and a weight equal to its notional principal amount of such term.

WEIGHTED AVERAGE PORTFOLIO DURATION

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.

Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments.

The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration.

Mathematically, duration is measured as follows:

Duration    =     PVCF1(1)     +    PVCF2(2)    +   PVCF3(3)  +  ... +PVCFn(n)
          PVTCF     PVTCF    PVTCF                    PVTCF

where

PVCTFt   =  the present value of the cash flow in period t discounted at the prevailing yield-to-maturity

         t   =  the period when the cash flow is received

         n   = remaining number of periods until maturity

PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Directors to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors consider the following criteria in determining the liquidity of certain restricted securities:

o    the frequency of trades and quotes for the security;

o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

o    dealer undertakings to make a market in the security; and

o the nature of the security and the nature of the marketplace trades.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.

INVESTMENT LIMITATIONS

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]:

SELLING SHORT OR BUYING ON MARGIN

      The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

DIVERSIFICATION OF INVESTMENTS

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

INVESTING IN REAL ESTATE

      The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

UNDERWRITING

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

      The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

      The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations become effective.

INVESTING IN RESTRICTED SECURITIES

      The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Directors.

INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.

INVESTING IN NEW ISSUERS

      The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, that have been in operation for less than three years. With respect to asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the security for purposes of determining compliance with this limitation.

INVESTING IN MINERALS

      The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.



DEALING IN PUTS AND CALLS

      The Fund will not purchase puts, calls, straddles, spreads, or any combination of them, if by reason thereof the value of such securities would exceed 5% of its total assets.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND DIRECTORS OF THE
      CORPORATION The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Corporation or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.

To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED TOTAL RETURN SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc. and principal occupations.

John F. Donahue@*

Federated Investors Tower

Pittsburgh, PA

Birthdate:  July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Corporation .

Thomas G. Bigley

28th Floor, One Oxford Centre

Pittsburgh, PA

Birthdate:  February 3, 1934

Director

Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly,

Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.

Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North

Naples, FL

Birthdate:  June 23, 1937
Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland

One PNC Plaza - 23rd Floor

Pittsburgh, PA

Birthdate:  July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker,
Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes,

Inc.

J. Christopher Donahue*

Federated Investors Tower

Pittsburgh, PA

Birthdate:  April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Corporation.

James E. Dowd

571 Hayward Mill Road

Concord, MA

Birthdate:  May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate:  October 11, 1932

Director

Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate:  June 18, 1924

Director

Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden

Seacliff

562 Bellevue Avenue

New port, RI

Birthdate:  March 16, 1942

Director

Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate:  October 6, 1926

Director

Attorney-at-law; Shareholder, Miller, Ament, Henny & Kochuba;
Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.;

Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University

Pittsburgh, PA

Birthdate:  December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh

Pittsburgh, PA

Birthdate:  September 14, 1925

Director

Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts

4905 Bayard Street

Pittsburgh, PA

Birthdate:  June 21, 1935

Director

Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.

Glen R. Johnson

Federated Investors Tower

Pittsburgh, PA

Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA

Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower

Pittsburgh, PA

Birthdate:  October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

Richard B. Fisher
Federated Investors Tower

Pittsburgh, PA

Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Directors is deemed to be an "interested person" as defined in the Investment Company Act of 1940. @ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board. As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMS Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust;, Federated U.S. Government Bond Fund; Federated U. S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Federated Insurance Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.



As of October 28, 1997, Anbee & Company, Aurora, IL owned approximately 87,777 (5.02%), Union Planters National Bank, Memphis, TN owned approximately 225,764 (12.91%), Sunbank and Co., Sunbury, PA owned approximately 246,474 (14.09%), Grand Old Co., Zanesville, OH owned approximately 268,281 (15.34%), Onedun, Dundee, IL owned approximately 201,826 (11.54%), and First Mar & Co., Marquette, MI owned approximately 263,274 (15.06%) of the Institutional Shares of the Fund. As of October 28, 1997, Ambee & Company, Aurora, IL owned approximately 208,178 (91.14%) of the Institutional Service Shares of the Fund.



DIRECTORS' COMPENSATION


                                        AGGREGATE

NAME ,                                  COMPENSATION

POSITION WITH                           FROM                           TOTAL COMPENSATION PAID
CORPORATION                             CORPORATION*                   FROM FUND COMPLEX +


JOHN F. DONAHUE,                        $ 0                            $0 FOR THE CORPORATION AND
CHAIRMAN AND DIRECTOR                                                  68 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

THOMAS G. BIGLEY,++                     $750                           $20,688 FOR THE CORPORATION AND
DIRECTOR                                                               49 OTHER INVESTMENT COMPANIES IN THE

FUND COMPLEX

JOHN T. CONROY, JR.,                    $825                           $117,202 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

WILLIAM J. COPELAND,                    $825                           $117,202 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

J. CHRISTOPHER DONAHUE,                 $ 0                            $0 FOR THE CORPORATION AND
DIRECTOR                                                               68 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

JAMES E. DOWD,                          $825                           $117,202 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

LAWRENCE D. ELLIS, M.D.,                $750                           $106,460 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

EDWARD L. FLAHERTY, JR.,                $825                           $117,202 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

PETER E. MADDEN,                        $750                           $90,563 FOR THE CORPORATION  AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE

FUND COMPLEX

GREGOR F. MEYER,                        $750                           $106,460 FOR THE CORPORATION  AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

JOHN E. MURRAY, JR.,                    $750                           $0 FOR THE CORPORATIONAND
DIRECTOR                                                               69 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

WESLEY W. POSVAR,                       $750                           $106,460 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX

MARJORIE P. SMUTS,                      $750                           $106,460 FOR THE CORPORATION AND
DIRECTOR                                                               64 OTHER INVESTMENT COMPANIES IN THE
FUND COMPLEX


*Information is furnished for the fiscal year ended September 30, 1995.

+The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.

Christopher Donahue.

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.

STATE EXPENSE LIMITATION

      The Adviser has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2- 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1- 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.

      If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be waived by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.

      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directorss.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES

As explained in the respective prospectuses, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, the Fund has adopted a Distribution Plan.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses.

By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended September 30, 1995, the Fund paid no fees under a Distribution Plan. In addition, for the fiscal year ended September 30, 1995, the Fund paid no shareholder service fees.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's securities, other than options, are determined as follows:

         o  as provided by an independent pricing service;

         o for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or

         o at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary.

VALUING MUNICIPAL BONDS

The Directors use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which a Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o derive less than 30% of its gross income from the sale of securities held less than three months;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Fund expenses; and

         o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o RUSSELL ACTIVE SECTOR ROTATION ACCOUNTS UNIVERSE includes portfolios that change interest rate exposure relative to the Lehman Brothers Aggregate Bond Index or other broad market indexes, with changes in portfolio interest rate sensitivity limited to approximately plus or minus 20% index duration. Durations have typically been 3.5 to 6 years. Primary emphasis is on selecting undervalued sectors or issues. Includes separate accounts, pooled funds, or mutual funds managed by investment advisors, banks or insurance companies.

         o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "Intermediate Investment Grade Debt " category in advertising and sales literature.

         o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues, which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

         o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

         o LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.

MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL  CLIENTS

      Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

TRUST ORGANIZATIONS

      Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

      Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

------
*source:  Investment Company Institute

Federated Limited Duration Fund

Federated Total Return Limited Duration Fund)

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Shares

Prospectus

The Institutional Shares of Federated Limited Duration Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by seeking value among most sectors of fixed income securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November ___, 1997

TABLE OF CONTENTS



to be filed by amendment

SUMMARY OF FUND EXPENSES



to be filed by amendment

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." On May 14, 1997, the Board of Directors (the "Directors") approved the Fund's name change from Federated Total Return Limited Duration Fund to Federated Limited Duration Fund. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for Federated Limited Duration Fund: Institutional Shares and Institutional Service Shares. This prospectus relates only to the Institutional Shares of Federated Limited Duration Fund.

Institutional Shares ("Shares") of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of fixed income securities. A minimum initial investment of $100,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (AAA, AA, A or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Rating Service Co. ("Duff & Phelps") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or which are of comparable quality in the judgment of the adviser. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The remainder of the Fund's assets may be invested in any of the securities discussed below. The Fund's weighted-average portfolio duration will at all times be limited to three years or less. (See the section entitled "Average Portfolio Duration" in this Prospectus.) Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests in a professionally managed, diversified portfolio consisting primarily of corporate debt obligations, U.S. and foreign government obligations, and mortgage-backed and asset-backed securities. The Fund may also invest in convertible securities. The Fund may also invest in derivative instruments of such securities (including instruments with demand features or credit enhancement and stripped mortgage-backed securities), as well as money market instruments and cash.



The securities in which the Fund invests principally are:

         o domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest;

         o obligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or instrumentalities;

         o  mortgage-backed securities;

         o  asset-backed securities;

         o  municipal securities;

         o  commercial paper which matures in 270 days or less;

         o time deposits (including savings deposits and certificates of deposit) and bankers' acceptances in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks or who have at least $100 million in capital; and

         o  repurchase agreements collateralized by eligible investments.

CORPORATE AND FOREIGN GOVERNMENT/AGENCY DEBT OBLIGATIONS. The Fund invests in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

FLOATING RATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.

FIXED RATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests include, but are not limited to, securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund may invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S.

government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal are received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on many types of asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Foreign securities do not include American Depository Receipts, but do include foreign securities not publicly traded in the United States. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The Fund may invest more than 10% in foreign securities.

RISKS. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability, ability to obtain or enforce court judgments abroad and adverse diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

CURRENCY RISKS. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund attempts to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or denominated in a currency or currencies that the adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally will not enter into forward foreign currency exchange contracts with a term longer than one year.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multi-class securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. A principal-only investor is assured of receiving cash flows in the amount of principal purchased the unknown is when the cash flows will be received. Interest-only investments over the life of the investment horizon may not receive cash flows in the amount of the original investment.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.



CONVERTIBLE SECURITIES Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which can or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security.), LYONS (Liquid Yield Option Notes which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock which are an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue.).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests. See "High Yield Debt Obligations."



BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution that has capital, surplus and undivided profits over $100 million or is insured by the BIF or the SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CREDIT FACILITIES. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment.

Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL AND FOREIGN CURRENCY FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial and foreign currency futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future, while foreign currency futures contracts call for the delivery of either U.S. or foreign currency at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write (sell) or purchase put and call options on financial and foreign currency futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call or put option on a futures contract, it is undertaking the obligation of selling or purchasing, respectively, a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a call or put option on a futures contract, the Fund is entitled (but not obligated) to buy or sell, respectively, a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

HIGH-YIELD DEBT OBLIGATIONS. The Fund may invest up to but not including 35% of its total assets in debt securities that are not investment-grade but are rated BB or lower by an NRSRO (or, if unrated, determined by the adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or lower by a nationally recognized statistical rating organization are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." A description of the rating categories for the permissible investments are contained in the Appendix to this Prospectus.
    The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. Federated Core Trust currently is not charged an advisory fee and is sold without any sales charge. Any administrative fee charged to Federated Core Trust by an affiliate of the Fund's adviser will be for services provided in addition to the administrative services provided to the Fund. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund.



RISKS. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

AVERAGE PORTFOLIO DURATION. Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility. In any event, the Fund's dollar-weighted average duration will not exceed three years.

TOTAL RETURN. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

         o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

HUB AND SPOKE (R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Limited Duration Fund Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase shares of the Fund by mail, send a check made payable to Federated Limited Duration Fund - Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $100,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 2266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Limited Duration Fund Institutional Shares; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $100,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $100,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE CORPORATION

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The Adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

PORTFOLIO MANAGER'S BACKGROUND. Randall S. Bauer is the Fund's portfolio manager. Mr. Bauer joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser and Federated Research Corp. since 1994. Mr. Bauer was an Assistant Vice President of the Fund's investment adviser and Federated Research Corp. from 1989 to 1993. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert K. Kinsey has been the Fund's portfolio manager since May, 1997. Mr. Kinsey joined Federated in 1995 as a Vice President of a
Federated advisory subsidiary. He has been a Vice President of the Fund's adviser and Federated Research Corp. since March, 1997.
From 1992 to 1995, he served as a Portfolio Manager for Harris Investment Management Co., Inc. Mr. Kinsey received his M.B.A. in Finance from U.C.L.A.

Mark E. Durbiano is the Fund's portfolio manager for the high yield corporate bonds asset category. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's adviser and Federated Research Corp. since January 1996. Mr. Durbiano was a Vice President of the Fund's adviser and Federated Research Corp. from 1988 through 1995. Mr. Durbiano is a Chartered
Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

         Maximum  Average Aggregate Daily

         Administrative Fee         Net Assets of the Federated Funds

         0.15%    on the first $250 million

         0.125%   on the next $250 million

         0.10%    on the next $250 million

         0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Shares pay their allocable portion include, but are not limited to: registering the portfolio and Institutional Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Institutional Shares as a class are expenses under the Corporation's Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Institutional Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Shares; fees under the Corporation's Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Institutional Shares; and Directors' fees incurred as a result of issues relating solely to Institutional Shares.

SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Anbee & Company, who was the record owner of 267,780 (94.49%) of the Institutional Service Shares of the Fund and Sunbank and Co., who was the record owner of 250,872 (31.31%) and First Mar & Co., who was the record owner of 234,049 (29.21%) of the Institutional Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

APPENDIX

Standard and Poor's Ratings Group Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps Credit Rating Co.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

Overall quality may move up or down frequently within this category.

B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP-Preferred stock with dividend averages.

Moody's Investors Service, Inc. Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o Leading market positions in well established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Service, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

Federated Limited Duration Fund

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Distributor

         Federated Securities Corp.

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

         Federated Management

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Custodian

         State Street Bank and Trust Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent

         Federated Shareholder Services Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Independent Auditors

         Ernst & Young LLP

         One Oxford Centre

         Pittsburgh, Pennsylvania 15219

                           Federated Limited Duration Fund

                        (Formerly Federated Total Return Limited Duration Fund)

                           Institutional Shares

                           Prospectus

                           A Diversified Portfolio of Federated Total Return Series, Inc. an Open-End, Management Investment Company



                           Prospectus dated November ____, 1997



[LOGO]



G01744-01-IS (11/97)



Federated Limited Duration Fund

(Formerly Federated Total Return Limited Duration Fund)

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Service Shares

Prospectus

The Institutional Service Shares of Federated Limited Duration Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by seeking value among most sectors of fixed income securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ____, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November ____, 1997



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TABLE OF CONTENTS



to be filed by amendment

SUMMARY OF FUND EXPENSES



to be filed by amendment

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." On May 14, 1997, the Board of Directors (the "Directors") approved the Fund's name change from Federated Total Return Limited Duration Fund to Federated Limited Duration Fund. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for Federated Limited Duration Fund: Institutional Service Shares and Institutional Shares. This prospectus relates only to the Institutional Service Shares of Federated Limited Duration Fund.

Institutional Service Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in fixed income securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. Investment grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (AAA, AA, A or BBB by Standard & Poor's Ratings Group ("Standard & Poor's"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Rating Service Co. ("Duff & Phelps") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or which are of comparable quality in the judgment of the adviser. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold. The remainder of the Fund's assets may be invested in any of the securities discussed below. The Fund's weighted-average portfolio duration will at all times be limited to three years or less. (See the section entitled "Average Portfolio Duration" in this Prospectus.) Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests in a professionally managed, diversified portfolio consisting primarily of corporate debt obligations, U.S. and foreign government obligations, and mortgage-backed and asset-backed securities. The Fund may also invest in convertible securities. The Fund may also invest in derivative instruments of such securities (including instruments with demand features or credit enhancement and stripped mortgage-backed securities), as well as money market instruments and cash.

The securities in which the Fund invests principally are:

         o domestic (i.e., issued in the United States) and foreign issues of corporate debt obligations as well as domestic and foreign issues of obligations of foreign governments and/or their instrumentalities having floating or fixed rates of interest;

         o obligations issued or guaranteed as to payment of principal and interest by the U.S. government, or its agencies or instrumentalities;

         o  mortgage-backed securities;

         o  asset-backed securities;

         o  municipal securities;

         o  commercial paper which matures in 270 days or less;

         o time deposits (including savings deposits and certificates of deposit) and bankers' acceptances in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks or who have at least $100 million in capital; and

         o  repurchase agreements collateralized by eligible investments.

CORPORATE AND FOREIGN GOVERNMENT/AGENCY DEBT OBLIGATIONS. The Fund invests in corporate and foreign government/agency debt obligations, including bonds, notes, medium term notes, and debentures, which may have floating or fixed rates of interest. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

FLOATING RATE DEBT OBLIGATIONS. The Fund expects to invest in floating rate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the six-month Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

Increasing rate securities, which currently do not make up a significant share of the market in corporate debt securities, are generally offered at an initial interest rate which is at or above prevailing market rates. Interest rates are reset periodically (most commonly every 90 days) at different levels on a predetermined scale. These levels of interest are ordinarily set at progressively higher increments over time. Some increasing rate securities may, by agreement, revert to a fixed rate status. These securities may also contain features which allow the issuer the option to convert the increasing rate of interest to a fixed rate under such terms, conditions, and limitations as are described in each issue's prospectus.

FIXED RATE DEBT OBLIGATIONS. The Fund will also invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics are long-term debt obligations but are treated in the market as having short maturities because call features of the securities may make them callable within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to call or redemption price or a fixed income security approaching maturity, where the expectation of call or redemption is high.

Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates, the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities, which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations (including mortgage-backed securities, bonds, notes and discount notes) issued or guaranteed by the following U.S. government agencies or instrumentalities: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association. These securities are backed by: the full faith and credit of the U.S. Treasury; the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which are permissible investments which may not always receive financial support from the U.S. government are:
Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; Federal National Mortgage Association; Student Loan Marketing Association; and Federal Home Loan Mortgage Corporation.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently four basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests include, but are not limited to, securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. ARMS may also be collateralized by whole loans or private pass-through securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund may invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S.

government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal are received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on many types of asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

FOREIGN SECURITIES. The Fund may invest in foreign securities. Foreign securities do not include American Depository Receipts, but do include foreign securities not publicly traded in the United States. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The Fund may invest more than 10% in foreign securities.

RISKS. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of assets, political or social instability, ability to obtain or enforce court judgments abroad and adverse diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additional differences exist between investing in foreign and domestic securities. Examples of such differences include: less publicly available information about foreign issuers; credit risks associated with certain foreign governments; the lack of uniform financial accounting standards applicable to foreign issuers; less readily available market quotations on foreign issues; the likelihood that securities of foreign issuers may be less liquid or more volatile; generally higher foreign brokerage commissions; and unreliable mail service between countries.

CURRENCY RISKS. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

The Fund will engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund attempts to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The Fund will not enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or denominated in a currency or currencies that the adviser believes will reflect a high degree of correlation with the currency with regard to price movements. The Fund generally will not enter into forward foreign currency exchange contracts with a term longer than one year.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multi-class securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. A principal-only investor is assured of receiving cash flows in the amount of principal purchased the unknown is when the cash flows will be received. Interest-only investments over the life of the investment horizon may not receive cash flows in the amount of the original investment.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.



CONVERTIBLE SECURITIES Convertible securities include a spectrum of securities which can be exchanged for or converted into common stock. Convertible securities may include, but are not limited to: convertible bonds or debentures; convertible preferred stock; units consisting of usable bonds and warrants; or securities which can or otherwise limit returns to the convertible security holder, such as DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when issued as a debt security.), LYONS (Liquid Yield Option Notes which are corporate bonds that are purchased at prices below par with no coupons and are convertible into stock), PERCS (Preferred Equity Redemption Cumulative Stock which are an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity), and PRIDES (Preferred Redeemable Increased Dividend Securities, which are essentially the same as DECS; the difference is little more than who initially underwrites the issue.).

Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in junk bonds. The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO or in the Fund holding such securities where they have acquired a rating below investment grade after the Fund has purchased it.

The Fund's investments in convertible securities will not be subject to the quality rating limit on other securities in which the Fund invests. See "High

Yield Debt Obligations."



BANK INSTRUMENTS. The Fund only invests in bank instruments either issued by an institution that has capital, surplus and undivided profits over $100 million or is insured by the BIF or the SAIF. Bank instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The banks issuing these instruments are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CREDIT FACILITIES. Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment.

Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL AND FOREIGN CURRENCY FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial and foreign currency futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future, while foreign currency futures contracts call for the delivery of either U.S. or foreign currency at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write (sell) or purchase put and call options on financial and foreign currency futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call or put option on a futures contract, it is undertaking the obligation of selling or purchasing, respectively, a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a call or put option on a futures contract, the Fund is entitled (but not obligated) to but or sell, respectively, a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the instruments subject to the futures contracts may not correlate perfectly with the prices of the instruments in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio's holdings to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

HIGH-YIELD DEBT OBLIGATIONS. The Fund may invest up to but not including 35% of its total assets in debt securities that are not investment-grade but are rated BB or lower by an NRSRO (or, if unrated, determined by the adviser to be of comparable quality). Some of these securities may involve equity characteristics. The Fund may invest in equity securities, including unit offerings which combine fixed rate securities and common stock or common stock equivalents such as warrants, rights and options. Securities which are rated BB or lower by a nationally recognized statistical rating organization are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. These securities are commonly referred to as "junk bonds." A description of the rating categories for the permissible investments are contained in the Appendix to this Prospectus.
    The Fund may invest in the High Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. Federated Core Trust currently is not charged an advisory fee and is sold without any sales charge. Any administrative fee charged to Federated Core Trust by an affiliate of the Fund's adviser will be for services provided in addition to the administrative services provided to the Fund. The Fund's adviser anticipates that the High Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund.



RISKS. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

AVERAGE PORTFOLIO DURATION. Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of lower expected market volatility, and a lower average duration during periods of higher expected market volatility. In any event, the Fund's dollar-weighted average duration will not exceed three years.

TOTAL RETURN. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options, or gains from favorable changes in foreign currency exchange rates. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

         o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

         o with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

HUB AND SPOKE (R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Limited Duration Fund - Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase shares of the Fund by mail, send a check made payable to Federated Limited Duration Fund - Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank & Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 2266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Federated Limited Duration Fund Institutional Service Shares; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE CORPORATION

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

PORTFOLIO MANAGER'S BACKGROUND. Randall S. Bauer is the Fund's portfolio manager. Mr. Bauer joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser and Federated Research Corp. since 1994. Mr. Bauer was an Assistant Vice President of the Fund's investment adviser and Federated Research Corp. from 1989 to 1993. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Robert K. Kinsey has been the Fund's portfolio manager since May, 1997. Mr. Kinsey joined Federated in 1995 as a Vice President of a
Federated advisory subsidiary. He has been a Vice President of the Fund's adviser and Federated Research Corp. since March, 1997.
From 1992 to 1995, he served as a Portfolio Manager for Harris Investment Management Co., Inc. Mr. Kinsey received his M.B.A. in Finance from U.C.L.A.

Mark E. Durbiano is the Fund's portfolio manager for the high yield corporate bonds asset category. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's adviser and Federated Research Corp. since January 1996. Mr. Durbiano was a Vice President of the Fund's adviser and Federated Research Corp. from 1988 through 1995. Mr. Durbiano is a Chartered
Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

         Maximum  Average Aggregate Daily

         Administrative Fee         Net Assets of the Federated Funds

         0.15%    on the first $250 million

         0.125%   on the next $250 million

         0.10%    on the next $250 million

         0.075%   on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

Holders of Institutional Service Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Institutional Service Shares pay their allocable portion include, but are not limited to: the cost of organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, the cost of meetings of Directors; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Institutional Service Shares pay their allocable portion include, but are not limited to: registering the portfolio and Institutional Service Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Institutional Service Shares as a class are expenses under the Corporation's Distribution Plan and Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Institutional Service Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Institutional Service Shares; fees under the Corporation's Shareholder Services; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Institutional Service Shares; and Directors' fees incurred as a result of issues relating solely to Institutional Service Shares.

SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Anbee & Company, who was the record owner of 267,780 (94.49%) of the Institutional Service Shares of the Fund and Sunbank and Co., who was the record owner of 250,872 (31.31%) and First Mar & Co., who was the record owner of 234,049 (29.21%) of the Institutional Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $100,00 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

APPENDIX

Standard and Poor's Ratings Group Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc., Corporate Bond Ratings

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc., Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus or minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps Credit Rating Co.

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- --Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

Overall quality may move up or down frequently within this category.

B+, B, B- --Below investment grade and possessing risk that obligation will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC--Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD--Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP-Preferred stock with dividend averages.

Moody's Investors Service, Inc. Commercial Paper Ratings

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o Leading market positions in well established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Ratings Group Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Service, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

Federated Limited Duration Fund

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Distributor

         Federated Securities Corp.

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Investment Adviser

         Federated Management

         Federated Investors Tower

         Pittsburgh, Pennsylvania 15222-3779

Custodian

         State Street Bank and Trust Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent

         Federated Shareholder Services Company

         P.O. Box 8600

         Boston, Massachusetts 02266-8600

Independent Auditors

         Ernst & Young LLP

         One Oxford Centre

         Pittsburgh, Pennsylvania 15219

    Federated Limited Duration Fund

    (Formerly Federated Total Return Limited Duration Fund)

    Institutional Service Shares

    Prospectus

    A Diversified Portfolio of Federated Total Return Series, Inc. an Open-End, Management Investment Company



    Prospectus dated November ___, 1997



[LOGO]



G01744-02-SS (11/97)



                    FEDERATED LIMITED DURATION FUND
       (FORMERLY, FEDERATED TOTAL RETURN LIMITED DURATION FUND)

         (A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)
                         INSTITUTIONAL SHARES

                     INSTITUTIONAL SERVICE SHARES

                  STATEMENT OF ADDITIONAL INFORMATION



      This Statement of Additional Information should be read with the prospectus(es) of Federated Limited Duration Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") dated November ____, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779

                  Statement dated November ___, 1997



[GRAPHIC OMITTED]

        Cusip 31428Q408
        Cusip 31428Q309


        G01744-03 (11/97)

TABLE OF CONTENTS



TABLE OF CONTENTS
to be filed by amendment

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Total Return Series, Inc. (the "Corporation"). The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." On May 14, 1997 the Board of Directors ("Directors") approved the Fund's name change from Federated Total Return Limited Duration Fund to Federated Limited Duration Fund. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Fund.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective.

TYPES OF INVESTMENTS

The Fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in domestic investment grade debt securities. The Fund's weighted- average portfolio duration will at all times be limited to three years or less.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

The ARMS in which the Fund invests include, but are not limited to, securities issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed income securities. ARMS may also be collateralized by whole loans or private pass-through securities.

Like other fixed income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:

(1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments;

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and

(3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.

RESETS OF INTEREST

The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer- term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one- year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.

To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS, which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.

These payment caps may result in negative amortization.

The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.



CONVERTIBLE SECURITIES

DECS, or similar instruments marketed under different names, offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS, or similar instruments marketed under different names, offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.



FOREIGN BANK INSTRUMENTS

Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions of the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan requirements, loan limitations, examinations, accounting, auditing, and recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

     FINANCIAL FUTURES CONTRACTS

      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

      The Fund may purchase listed put options on financial futures contracts.

      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

      In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

      Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

      The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "MARGIN" IN FUTURES TRANSACTIONS

      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

      The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

      The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

      The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

MEDIUM TERM NOTES AND DEPOSIT NOTES

Medium term notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years.

WEIGHTED AVERAGE PORTFOLIO MATURITY

The Fund will determine its dollar-weighted average portfolio maturity by assigning a `weight" to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity to each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating its dollar-weighted average portfolio maturity, the Fund will treat (a) asset-backed securites as having a maturity equal to their estimated weighted-average maturity and (b) variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The average maturity of asset-backed securities will be calculated based upon assumptions established by the investment adviser as to the probable amount of the principal prepayments weighted by the period until such prepayments are expected to be received.

Fixed rate securities hedged with interest rate swaps or caps will be treated as floating or variable rate securities based upon the interest rate index of the swap or cap; floating and variable rate securities hedged with interest rate swaps or floors will be treated as having a maturity equal to the term of the swap or floor. In the event that the Fund holds an interest rate swap, cap or floor that is not hedging another portfolio security, the swap, cap or floor will be treated as having a maturity equal to its term and a weight equal to its notional principal amount of such term.

WEIGHTED AVERAGE PORTFOLIO DURATION

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.

Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. Certain debt securities, such as asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments.

The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration.

Duration = PVCF1(1)   +  PVCF2(2)    +    PVCF3(3)   +        ...  +   PVCFn(n)
                     PVTCF             PVTCF              PVTCF          PVTCF

where

PVCTFt       =       the present value of the cash flow in period t discounted
                     at the prevailing yield-to-maturity

t            =       the period when the cash flow is received
n            =       remaining number of periods until maturity
PVTCF        =       total present value of the cash flow from the bond where

                     the present value is determined using the prevailing yield-to-maturity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

RESTRICTED AND ILLIQUID SECURITIES

The ability of the Directors to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non- exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors consider the following criteria in determining the liquidity of certain restricted securities:

   o  the frequency of trades and quotes for the security;

   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

   o  dealer undertakings to make a market in the security; and

   o  the nature of the security and the nature of the marketplace trades.

REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the period from October 1, 1996 (start of performance) to March 31, 1997, the portfolio turnover rate was 91%. The portfolio turnover rate is representative of only 6 months of activity.

INVESTMENT LIMITATIONS

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities"under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]:

     SELLING SHORT OR BUYING ON MARGIN

      The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

     PLEDGING ASSETS

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

     DIVERSIFICATION OF INVESTMENTS

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

     INVESTING IN REAL ESTATE

      The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     INVESTING IN COMMODITIES

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

     UNDERWRITING

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

     LENDING CASH OR SECURITIES

      The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations.

     CONCENTRATION OF INVESTMENTS

      The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in these limitations become effective.

     INVESTING IN ILLIQUID SECURITIES

      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities or engage in reverse repurchase agreements during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED TOTAL RETURN SERIES, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower

Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and

Director of the Corporation.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate:  February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL
Birthdate:  June 23, 1937

Director

President, Investment Properties Corporation; Senior
Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.ples Property Management,

William J. Copeland
One PNC Plaza - 23rd Floor

Pittsburgh, PA
Birthdate:  July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Corporation.

James E. Dowd
571 Hayward Mill Road

Concord, MA
Birthdate:  May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA
Birthdate:  October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA
Birthdate:  June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate:  March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of

the Funds.

Gregor F. Meyer
Boca Grande Club
Boca Grande, FL

Birthdate:  October 6, 1926

Director

 Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or

Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA
Birthdate:  December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA
Birthdate:  September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate:  June 21, 1935

Director

Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director

or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower

Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Funds; Treasurer of some of the Funds Vice President and Secretary of the

         *THIS DIRECTOR IS DEEMED TO BE AN "INTERESTED PERSON" AS
DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

@Member of the Executive Committee. The Executive Committee of the Board of
    Directors handles the responsibilities of the Board between meetings of the Board.

THE FUNDS

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Directors as a group own less than 1% of the Fund's outstanding shares.



As of October 28, 1997, Anbee & Company, Aurora, IL owned approximately 267,780 (94.49%) of the Institutional Service Shares of the Fund and 42,384 (5.29%) of the Institutional Shares of the Fund. As of October 28, 1997, Sunbank and Co., Sunbury, PA owned approximately 250,872 (31.31%), Grand Old Co., Zanesville, OH owned approximately 124,003 (15.48%), First Mar & Co., Marquette, MI owned approximately 234,049 (29.21%), and Soy Capital Bank & Trust, Decatur, IL owned approximately 68,677 (8.57%) of the Institutional Shares of the Fund.


DIRECTORS' COMPENSATION

AGGREGATE
NAME,

COMPENSATION

                                           POSITION WITH FROM TOTAL COMPENSATION PAID
                                           COMPANY CORPORATION *# FROM FUND COMPLEX +


John F. Donahue,                          $0               $0 for the Fund and
Chairman and Director                                      56 other investment companies in the Fund Complex

J. Christopher Donahue,                   $0               $0 for the Fund and
Executive Vice President and Director                      18 other investment companies in the Fund Complex

Thomas G. Bigley,                      $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

John T. Conroy, Jr.,                   $1109.11            $119,615 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

William J. Copeland,                   $1109.11            $119,615 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

James E. Dowd,                         $1109.11            $119,615 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.,               $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

Edward L Flaherty, Jr.,                $1109.11            $119,615 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

Peter E. Madden,                       $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

Gregor F. Meyer, Jr.,                  $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

John E. Murray, Jr.,                   $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

Wesley W. Posvar,                      $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex

Marjorie P. Smuts,                     $1008.14            $108,725 for the Fund and
Director                                                   56 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended September 30, 1997.

#The aggregate compensation is provided for the Corporation which is comprised of four portfolios.

 The information is provided for the last calendar year.

DIRECTOR LIABILITY

The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.

Christopher Donahue.

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the period from October 1, 1996 (start of performance) to March 31, 1997, the Fund's Adviser earned $10,080, all of which was voluntarily waived.

OTHER SERVICES
FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the period from October 1, 1996, (start of performance) to March 31, 1997, the Fund incurred costs for administrative services of $77,500, all of which was voluntarily waived.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. For the period from October 1, 1996 (start of performance) to March 31, 1997, the Fund paid no brokerage commissions.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES

As explained in the respective prospectuses, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, has adopted a Distribution Plan.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses. By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the period from October 1, 1996 (start of performance) to March 31, 1997, payments in the amount of $14 were made to financial institutions by Institutional Service Shares, pursuant to the Distribution Plan, of which $11 was voluntarily waived. In addition, for the period from October 1, 1996 (start of performance) to March 31, 1997, payments in the amount of $6,286 and $14 were made pursuant to the Shareholder Services Agreement for Institutional Shares and Institutional Service Shares, respectively, of which all and $0, respectively, were voluntarily waived.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's securities, other than options, are determined as follows:

   o  as provided by an independent pricing service;

   o for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short- term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or

   o at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary.

VALUING MUNICIPAL BONDS

The Directors use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

USE OF AMORTIZED COST

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which a Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

TAX STATUS
THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o derive less than 30% of its gross income from the sale of securities held less than three months;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

     CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Cumulative total return reflects the Fund's total performance over a specified period of time. The Fund's cumulative total return is reflective of 6 months of Fund activity since the Fund's date of initial public offering. The Fund's cumulative total returns for the period from October 1, 1996 (start of performance) to March 31, 1997, were 3.08% for Institutional Shares and 3.07% for Institutional Service Shares.

YIELD

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

The Fund's yield for the thirty-day period ended March 31, 1997, was 6.64% for Institutional Shares and 6.48% for Institutional Service
Shares.

PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

   o  portfolio quality;

   o  average portfolio maturity;

   o  type of instruments in which the portfolio is invested;

   o  changes in interest rates and market value of portfolio securities;

   o  changes in the Fund expenses; and

   o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

   o MERRILL LYNCH 1-3 YEAR CORPORATE INDEX is a market capitalization weighted index including fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Both interest and price return are calculated daily based on an accrued schedule and trader pricing. Quality range is BBB3-AAA. Maturities for all bonds are more than one year and less than three years. Yankees, Canadians, and all Structured Notes are excluded. Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

    o LEHMAN BROTHERS HIGH YIELD INDEX covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

In the corporate bond sector, as of December 31, 1996, Federated Investors managed 12 money market funds and 17 bond funds with assets approximating $17.2 billion and $4.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 21 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

     INSTITUTIONAL CLIENTS

      Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

     BANK MARKETING

      Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

     BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

      Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

*  Source: Investment Company Institute.

FEDERATED GOVERNMENT FUND

(A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Federated Government Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by investing primarily in a portfolio of U.S. government securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated November ___, 1997

Table of Contents



to be filed by amendment

SUMMARY OF FUND EXPENSES



to be filed by amendment

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for the Fund: Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund.

Institutional Shares ("Shares") of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $100,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The "total return" sought by the Fund will consist of interest and dividends from underlying securities, or capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing in U.S. government securities, including mortgage-backed securities and non-U.S. government mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The remainder of the Fund's assets may be invested in any of the securities discussed below. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.

     ACCEPTABLE INVESTMENTS. The securities in which the Fund invests principally are:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     - notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     - notes, bonds, discount notes and mortgage-backed securities of U.S. government agencies or instrumentalities which receive or have access to federal funding;

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

     - asset-backed securities and commercial mortgage securities rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"), or which are of comparable quality in the judgment of the adviser.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

     GOVERNMENT SECURITIES. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES. The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the investment adviser determines they are consistent with the Fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests generally are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multiclass securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. Interest-only stripped mortgage-backed securities yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities. It is possible that the Fund might not recover its original investment on interest-only stripped mortgage-backed securities if there are substantial prepayments on the underlying mortgages. Interest-only stripped mortgage- backed securities generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

LEVERAGE AND BORROWING. The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers.

Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit.

The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with (i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to
such duplicate expenses.      LENDING OF PORTFOLIO SECURITIES. In order to
generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER

The Fund does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.

HUB AND SPOKE(R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

     The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Government Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Government Fund-- Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State

Street Bank") into federal funds.

This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $100,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Shares on the day the securities are valued. One Share will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $100,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $100,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Edward J. Tiedge has been the Fund's portfolio manager since inception. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since January 1996. He served as an Assistant Vice President of the Fund's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S.I.A.

concentrating in Finance from Carnegie Mellon University.

     Donald T. Ellenberger has been the Fund's portfolio manager since inception. Mr. Ellenberger joined Federated Investors in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's investment adviser since March, 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

DISTRIBUTION OF INSTITUTIONAL SHARES

     Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services. Currently, Institutional Shares are accruing no shareholder services fees. Shareholders will be notified if this changes.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM                  AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE                    NET ASSETS

        0.15%                  on the first $250 million
       0.125%                   on the next $250 million
        0.10%                   on the next $250 million
       0.075%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, meetings of Directors and shareholders and proxy solicitations therefor; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which would be allocated specifically to Shares as a class are expenses under the Corporation's Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Directors' fees incurred as a result of issues relating solely to Shares.

SHAREHOLDER INFORMATION



VOTING RIGHTS

Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Federated Securities Corp. who was the record owner of 367,774 (72.08%) of the Institutional Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Fund is
not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund and are also subject to shareholder services fees.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

ADDRESSES

Federated Government Fund
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Distributor

                Federated Securities Corp.
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
                Federated Management
                Federated Investors Tower

                Pittsburgh, Pennsylvania 15222-3779

Custodian

                State Street Bank and Trust Company
                c/o Federated Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Independent Auditors
                Ernst & Young LLP
                One Oxford Centre

                Pittsburgh, Pennsylvania 15219

FEDERATED

GOVERNMENT FUND
INSTITUTIONAL SHARES

PROSPECTUS

A Diversified Portfolio of
Federated Total Return Series, Inc.,
an Open-End, Management
Investment Company



Prospectus dated November ___, 1997



LOGO


       G01922-01-IS (11/97)


FEDERATED GOVERNMENT FUND

(A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Federated Government Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return. The Fund pursues this investment objective by investing primarily in a portfolio of U.S. government securities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated November ___, 1997

TABLE OF CONTENTS



to be filed by amendment

SUMMARY OF FUND EXPENSES



to be filed by amendment

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SERVICE SHARES



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for the Fund: Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund.

Institutional Service Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The "total return" sought by the Fund will consist of interest and dividends from underlying securities, or capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing in U.S. government securities, including mortgage-backed securities and non-U.S. government mortgage-backed securities and asset-backed securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The remainder of the Fund's assets may be invested in any of the securities discussed below. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Shareholders will be notified before any material change in these investment policies becomes effective.

     ACCEPTABLE INVESTMENTS. The securities in which the Fund invests principally are:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     - notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     - notes, bonds, discount notes and mortgage-backed securities of U.S. government agencies or instrumentalities which receive or have access to federal funding;

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

     - asset-backed securities and commercial mortgage securities rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"), or which are of comparable quality in the judgment of the adviser.

     The prices of fixed income securities fluctuate inversely to the direction of interest rates.

     GOVERNMENT SECURITIES. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

- the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES. The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the investment adviser determines they are consistent with the Fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests generally are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multiclass securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. Interest-only stripped mortgage-backed securities yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities. It is possible that the Fund might not recover its original investment on interest-only stripped mortgage-backed securities if there are substantial prepayments on the underlying mortgages. Interest-only stripped mortgage- backed securities generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

LEVERAGE AND BORROWING. The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers.

Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit.

The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with (i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to
such duplicate expenses.      LENDING OF PORTFOLIO SECURITIES. In order to
generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER

The Fund does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.

HUB AND SPOKE(R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

     The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Government Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares by mail, send a check made payable to Federated Government Fund-- Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State

Street Bank") into federal funds.

This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Shares on the day the securities are valued. One Share will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

     Kathleen M. Foody-Malus has been the Fund's portfolio manager since inception. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

     Edward J. Tiedge has been the Fund's portfolio manager since inception. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Fund's investment adviser since January 1996. He served as an Assistant Vice President of the Fund's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S.I.A.

concentrating in Finance from Carnegie Mellon University.

     Donald T. Ellenberger has been the Fund's portfolio manager since inception. Mr. Ellenberger joined Federated Investors in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's investment adviser since March, 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

     Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities

Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE                  NET ASSETS

        0.15%                on the first $250 million
       0.125%                 on the next $250 million
        0.10%                 on the next $250 million
       0.075%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

Holders of Institutional Service Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; meetings of Directors and shareholders and proxy solicitations therefor; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Shares as a class are expenses under the Corporation's Distribution Plan and Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Directors' fees incurred as a result of issues relating solely to Shares.

SHAREHOLDER INFORMATION



VOTING RIGHTS

Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Federated Securities Corp. who was the record owner of 367,774 (72.08%) of the Institutional Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters
presented for a vote of shareholders.      The Fund is not required to hold
annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $100,000 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan and may be subject to shareholder services fees.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

ADDRESSES

Federated Government Fund
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Distributor

                Federated Securities Corp.
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
                Federated Management
                Federated Investors Tower

                Pittsburgh, Pennsylvania 15222-3779

Custodian

                State Street Bank and Trust Company
                c/o Federated Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Independent Auditors
                Ernst & Young LLP
                One Oxford Centre

                Pittsburgh, Pennsylvania 15219

FEDERATED

GOVERNMENT FUND
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Diversified Portfolio of
Federated Total Return Series, Inc.,
an Open-End, Management
Investment Company



Prospectus dated November ___, 1997

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       G01922-02-SS (11/97)


                       FEDERATED GOVERNMENT FUND
         (A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)

                         INSTITUTIONAL SHARES
                     INSTITUTIONAL SERVICE SHARES

                  STATEMENT OF ADDITIONAL INFORMATION



        This Statement of Additional Information should be read with the prospectus(es) of Federated Government Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") dated November____, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                  Statement dated November ___, 1997



[GRAPHIC OMITTED]

        Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

        Cusip  31428Q887
                    31428Q804


        G01922-03(11/97)



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TABLE OF CONTENTS



TABLE OF CONTENTS
   to be filed by amendment



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GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Total Return Series, Inc. The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Fund. INVESTMENT OBJECTIVE AND POLICIES The investment objective of the Fund is to provide total return. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Board of Directors ("Directors") without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective. TYPES OF INVESTMENTS

     Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund may also invest in the securities described below and in the prospectus. ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

The ARMS in which the Fund invests generally will be issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMs pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S.

government securities.

Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline. While ARMS generally entail less risk of a decline during periods of rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders. COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:

 (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments; (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and (3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested. REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property. INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.

RESETS OF INTEREST

The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

     FINANCIAL FUTURES CONTRACTS

         A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

         The Fund may purchase listed put options on financial futures contracts.

         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

         The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

         The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

LEVERAGING

Leveraging exaggerates the effect on the net asset value of any increase or decrease in the market value of the portfolio. Money borrowed for leveraging will be limited to 33 1/3% of the value of the Fund's total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. LEVERAGE THROUGH BORROWING

For the borrowings for investment purposes, the Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reason, the Fund may be required to sell some of its portfolio holdings within 3 days to reduce the debt and restore the 300% coverage, even though it may be disadvantageous from an investment standpoint to sell at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment fee to maintain a line of credit; either of those requirements would increase the cost of borrowings over the stated rate. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account cash or U.S. governement securities or other high quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund.

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MEDIUM TERM NOTES AND DEPOSIT NOTES

     Medium Term Notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years. AVERAGE LIFE

Average Life, as applicable to asset-backed securities, is computed by multiplying each principal repayment by the time of payment (months or years from the evaluation date), summing these products, and dividing the sum by the total amount of principal repaid. The weighted-average life is calculated by multiplying the maturity of each security in a given pool by its remaining balance, summing the products, and dividing the result by the total remaining balance. WEIGHTED AVERAGE PORTFOLIO DURATION

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities. Duration is calculated by dividing the sum of the time-weighted present values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration. Mathematically, duration is measured as follows: Duration = PVCF1(1) + PVCF2(2) + PVCF3(3) + ... + PVCFn(n)

         PVTCF             PVTCF             PVTCF                     PVTCF

where

PVCTFt = the present value of the cash flow in period t discounted at the prevailing yield-to-maturity t = the period when the cash flow is received n = remaining number of periods until maturity

PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity.

Certain debt securities, such as mortgage-backed and asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments. Duration calculated in this manner, commonly referred to as "effective duration," allows for changing prepayment rates as interest rates change and expected future cash flows are affected. The calculation of effective duration will depend upon the investment adviser's assumed prepayment rate. LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

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WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors. REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the adviser believes it is appropriate, regardless of how long those securities have been held. The adviser does not anticipate that the Fund's portfolio turnover rate will exceed 100%. INVESTMENT LIMITATIONS The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]: SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

BORROWING MONEY

The Fund will not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33 1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing. CONCENTRATION OF INVESTMENTS

     The Fund will not invest more than 25% of its total assets in securities of issuers having their principal business activities in the same industry. DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

PLEDGING ASSETS

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing. LENDING CASH OR SECURITIES

     The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation). ISSUING SENIOR SECURITIES

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

The above limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in this limitation become effective. INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Directors), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. FEDERATED TOTAL RETURN SERIES, INC. MANAGEMENT Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc. and principal occupations.

John F. Donahue@*
Federated Investors Tower

Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation .

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate:  February 3, 1934
Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL
Birthdate:  June 23, 1937
Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor

Pittsburgh, PA
Birthdate:  July 4, 1918
Director

     Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes,

Inc.

J. Christopher Donahue*
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F.

Donahue, Chairman and Director  of the Corporation.

James E. Dowd
571 Hayward Mill Road

Concord, MA
Birthdate:  May 18, 1922
Director

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA
Birthdate:  October 11, 1932
Director

Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA
Birthdate:  June 18, 1924
Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate:  March 16, 1942
Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of

the Funds.

Gregor F. Meyer
Boca Grande Club
Boca Grande, FL

Birthdate:  October 6, 1926
Director

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or

Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA
Birthdate:  December 20, 1932
Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA
Birthdate:  September 14, 1925
Director

Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czecho Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate:  June 21, 1935
Director

Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director

or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower

Pittsburgh, PA
Birthdate:  May 2, 1929
President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

     * This Directors is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

     @ Member of the Executive Committee. The Executive Committee of the Board of Directorss handles the responsibilities of the Board between meetings of the Board.

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

FUND OWNERSHIP

     Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.



As of October 28, 1997, Colonial Trust Co., Personal Division, Pheonix, AZ owned approximately 62,790 (12.31%) and Federated Securities Corp., Pittsburgh, PA owned approximately 367,774 (72.08%) of the Institutional Shares of the Fund.

DIRECTORS' COMPENSATION


                                    AGGREGATE

NAME ,                            COMPENSATION

POSITION WITH                         FROM                             TOTAL COMPENSATION PAID
CORPORATION                       CORPORATION*                         FROM FUND COMPLEX +

John F. Donahue,               $ 0                                    $0 for the Corporation and
Chairman and Director                                                 54 other investment companies in the Fund Complex

Thomas G. Bigley++              $1,008.14                            $86,331 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex


John T. Conroy, Jr.,           $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

William J. Copeland,           $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

J. Christopher Donahue,        $ 0                                    $0 for the Corporation and
Executive Vice President                                              16 other investment companies in the Fund Complex
  andDirector

James E. Dowd,                 $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.,       $1,008.14                              $104,898 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.,       $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Peter E. Madden,               $1,008.14                              $104,898 for the Corporation  and
Director                                                              54 other investment companies in the Fund Complex

Gregor F. Meyer,               $1,008.14                              $104,898 for the Corporation  and
Director                                                              54 other investment companies in the Fund Complex

John E. Murray, Jr.,           $1,008.14                              $104,898 for the Corporationand
Director                                                              54 other investment companies in the Fund Complex

Wesley W. Posvar,              $1,008.14                              $104,898 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Marjorie P. Smuts,             $1,008.14                              $104,898 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex


* Information is furnished for the fiscal year ended September 30, 1996 and the Corporation was comprised of 2 portfolios.

+    The information is provided for the last calendar year.

++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated

     Funds.

DIRECTOR LIABILITY

The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES ADVISER TO THE FUND

     The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.

Christopher Donahue.

     The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. BROKERAGE TRANSACTIONS When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES Except under certain

circumstances described in the prospectus, Shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Fund is explained in each Share's prospectus under "Investing in the Institutional Shares" or "Investing in Institutional Service Shares." DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES

As explained in the respective prospectuses, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, the Fund has adopted a Distribution Plan. These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses. By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. DETERMINING NET ASSET VALUE Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's securities, other than options, are determined as follows:

      o  as provided by an independent pricing service;

      o for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or

      o at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary. USE OF AMORTIZED COST

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors. REDEEMING SHARES The Fund redeems Shares at the next computed net asset value after the Fund Instituional Shares" or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. REDEMPTION IN KIND

The Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs. TAX STATUS THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o derive less than 30% of its gross income from the sale of securities held less than three months;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

     CAPITAL GAINS

         Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. YIELD The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS The Fund's performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates and market value of portfolio securities;

      o  changes in the Fund expenses; and

      o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. mortgage " category in advertising and sales literature.

      o LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed rate, securitized mortgage pools by Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (GNMA), including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are unmanaged and rebalanced monthly by market capitalization.

         Investments cannot be made in an index.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers. The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume. In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places approximately $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges. J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

     INSTITUTIONAL  CLIENTS

         Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

     BANK MARKETING

         Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

     BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

         Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

------
*source:  Investment Company Institute

FEDERATED LIMITED DURATION GOVERNMENT FUND
(A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)

INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Federated Limited Duration Government Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S.

government agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov). THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated November ___, 1997

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TABLE OF CONTENTS



to be filed by amendment



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SUMMARY OF FUND EXPENSES



to be filed by amendment



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FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES



to be filed by amendment



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GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for the Fund: Institutional Shares and Institutional Service Shares. This prospectus relates only to the Institutional Shares of the Fund.

Institutional Shares ("Shares") of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $100,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The "total return" sought by the Fund will consist of interest and dividends from underlying securities, or capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in U.S. government securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund's dollar weighted-average duration will at all times be limited to three years or less. (See the section entitled "Average Portfolio Duration" in this Prospectus.) Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders.

     ACCEPTABLE INVESTMENTS. The Fund invests primarily in U.S.
government securities, including mortgage-backed securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

- notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

- notes, bonds, discount notes and mortgage-backed securities of U.S. government agencies or instrumentalities which receive or have access to federal funding;

- notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

- asset-backed securities and commercial mortgage securities rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"), or which are of comparable quality in the judgment of the adviser. As a matter of investment policy, which may be changed by the Directors without shareholder approval, the Fund does not intend to invest in asset-backed securities and commercial mortgage securities, but reserves the right to invest in these securities in the future. Shareholders will receive at least 30 days prior notice of any such investment.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

     GOVERNMENT SECURITIES. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

- the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

- discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

-    the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES. The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the investment adviser determines they are consistent with the Fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests generally are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multiclass securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. Interest-only stripped mortgage-backed securities yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities. It is possible that the Fund might not recover its original investment on interest-only stripped mortgage-backed securities if there are substantial prepayments on the underlying mortgages. Interest-only stripped mortgage-backed securities generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset- backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

LEVERAGE AND BORROWING. The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers.

Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit.

The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with (i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to
such duplicate expenses.      LENDING OF PORTFOLIO SECURITIES. In order to
generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

AVERAGE PORTFOLIO DURATION. Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of falling interest rates, and a lower average duration during periods of rising interest rates. In any event, the Fund's dollar-weighted average duration will not exceed three years.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER. The Fund does not attempt to set or meet any specific portfolio rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.

INVESTMENT LIMITATIONS

The following limitation may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

HUB AND SPOKE(R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

     The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Limited Duration Government Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase shares of the Fund by mail, send a check made payable to Federated Limited Duration Government Fund--Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $100,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Shares on the day the securities are valued. One Share will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution,"as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $100,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $100,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

     Susan M. Nason has been the Fund's portfolio manager since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

     Todd A. Abraham has been the Fund's portfolio manager since inception. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in Finance from Loyola College.

     Robert J. Ostrowski has been the Fund's portfolio manager since inception. Mr. Ostrowski joined Federated Investors in 1987 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since 1993. From 1990 to 1992, he served as an Assistant Vice President. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S.I.A. concentrating in Finance from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SHARES

     Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated

Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services. Currently, Institutional Shares are accruing no shareholder services fees. Shareholders will be notified if this changes.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE                  NET ASSETS

        0.15%                on the first $250 million
       0.125%                 on the next $250 million
        0.10%                 on the next $250 million
       0.075%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of Institutional Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees, meetings of Directors and shareholders and proxy solicitations therefor; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which would be allocated specifically to Shares as a class are expenses under the Corporation's Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Directors' fees incurred as a result of issues relating solely to Shares.

SHAREHOLDER INFORMATION



VOTING RIGHTS

Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Edgewood Services, Inc. who was the record owner of 153,879 (30.11%), and Federated Management Co. who was the record owner of 251,239 (49.15%) of the Institutional Shares and Federated Management was the record owner of 10 (33.89%) of the Institutional Service Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund and are also subject to shareholder services fees.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

ADDRESSES

Federated Limited Duration Government Fund
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Distributor

                Federated Securities Corp.
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
                Federated Management
                Federated Investors Tower

                Pittsburgh, Pennsylvania 15222-3779

Custodian

                State Street Bank and Trust Company
                c/o Federated Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Independent Auditors
                Ernst & Young LLP
                One Oxford Centre

                Pittsburgh, Pennsylvania 15219

FEDERATED LIMITED
DURATION GOVERNMENT

FUND

INSTITUTIONAL SHARES

PROSPECTUS

A Diversified Portfolio of
Federated Total Return Series, Inc.,
an Open-End, Management
Investment Company



Prospectus dated November ___, 1997,


LOGO


       G01923-01-IS (11/97)



FEDERATED LIMITED DURATION GOVERNMENT FUND
(A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)

INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Federated Limited Duration Government Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S.

government agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November ___, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. Prospectus dated November ___, 1997

TABLE OF CONTENTS



to be filed by amendment

SUMMARY OF FUND EXPENSES



to be filed by amendment

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SERVICE SHARES



to be filed by amendment

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for the Fund: Institutional Service Shares and Institutional Shares. This prospectus relates only to the Institutional Service Shares of the Fund.

Institutional Service Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The "total return" sought by the Fund will consist of interest and dividends from underlying securities, or capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in U.S. government securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund's dollar weighted-average duration will at all times be limited to three years or less. (See the section entitled "Average Portfolio Duration" in this Prospectus.) Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders.

     ACCEPTABLE INVESTMENTS. The Fund invests primarily in U.S.
government securities, including mortgage-backed securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     - notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     - notes, bonds, discount notes and mortgage-backed securities of U.S. government agencies or instrumentalities which receive or have access to federal funding;

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

- asset-backed securities and commercial mortgage securities rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"), or which are of comparable quality in the judgment of the adviser. As a matter of investment policy, which may be changed by the Directors without shareholder approval, the Fund does not intend to invest in asset-backed securities and commercial mortgage securities, but reserves the right to invest in these securities in the future. Shareholders will receive at least 30 days prior notice of any such investment.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

     GOVERNMENT SECURITIES. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES. The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (" CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the investment adviser determines they are consistent with the Fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests generally are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multiclass securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. Interest-only stripped mortgage-backed securities yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities. It is possible that the Fund might not recover its original investment on interest-only stripped mortgage-backed securities if there are substantial prepayments on the underlying mortgages. Interest-only stripped mortgage-backed securities generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

LEVERAGE AND BORROWING. The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers.

Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit.

The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with (i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES. The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to
such duplicate expenses.      LENDING OF PORTFOLIO SECURITIES. In order to
generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

AVERAGE PORTFOLIO DURATION. Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of falling interest rates, and a lower average duration during periods of rising interest rates. In any event, the Fund's dollar-weighted average duration will not exceed three years.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER. The Fund does not attempt to set or meet any specific portfolio rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.

INVESTMENT LIMITATIONS

The following limitation may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

HUB AND SPOKE(R) OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

     The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE. To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Limited Duration Government Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL. To purchase Shares of the Fund by mail, send a check made payable to Federated Limited Duration Government Fund--Institutional Service Shares to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank & Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Shares on the day the securities are valued. One Share will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly statements are sent to report dividends paid during the month.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Managment, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

     Susan M. Nason has been the Fund's portfolio manager since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

     Todd A. Abraham has been the Fund's portfolio manager since inception. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in Finance from Loyola College.

     Robert J. Ostrowski has been the Fund's portfolio manager since inception. Mr. Ostrowski joined Federated Investors in 1987 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since 1993. From 1990 to 1992, he served as an Assistant Vice President. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S.I.A. concentrating in Finance from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

     Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities

Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

MAXIMUM                 AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE                   NET ASSETS

       0.15%                 on the first $250 million
      0.125%                  on the next $250 million
       0.10%                  on the next $250 million
      0.075%            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

Holders of Institutional Service Shares pay their allocable portion of Corporation and Fund expenses.

The Corporation expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; meetings of Directors and shareholders and proxy solicitations therefor; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Shares as a class are expenses under the Corporation's Distribution Plan and Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Directors' fees incurred as a result of issues relating solely to Shares.

SHAREHOLDER INFORMATION



VOTING RIGHTS

Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Edgewood Services, Inc. who was the record owner of 153,879 (30.11%), and Federated Management Co. who was the record owner of 251,239 (49.15%) of the Institutional Shares and Federated Management was the record owner of 10 (33.89%) of the Institutional Service Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of
certain matters presented for a vote of shareholders.      The Fund is not
required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $100,000 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan and are also subject to shareholder services fees.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

ADDRESSES

Federated Limited Duration Government Fund
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Distributor

                Federated Securities Corp.
                Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
                Federated Management
                Federated Investors Tower

                Pittsburgh, Pennsylvania 15222-3779

Custodian

                State Street Bank and Trust Company
                c/o Federated Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company

                P.O. Box 8600
                Boston, Massachusetts 02266-8600

Independent Auditors
                Ernst & Young LLP
                One Oxford Centre

                Pittsburgh, Pennsylvania 15219

FEDERATED LIMITED
DURATION GOVERNMENT

FUND

INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Diversified Portfolio of
Federated Total Return Series, Inc.,
an Open-End, Management
Investment Company



Prospectus dated November ___, 1997,


LOGO


       G01923-02-SS (11/97)

FEDERATED LIMITED DURATION GOVERNMENT FUND
         (A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)

                         INSTITUTIONAL SHARES
                     INSTITUTIONAL SERVICE SHARES

                  STATEMENT OF ADDITIONAL INFORMATION



        This Statement of Additional Information should be read with the prospectus(es) of Federated Limited Duration Government Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") dated November ___, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779

                  Statement dated November ___, 1997



[GRAPHIC OMITTED]

        Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

        Cusip  31428Q705
                    31428Q606


        G01923-03(11/97)

TABLE OF CONTENTS

TABLE OF CONTENTS



to be filed by amendment

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Total Return Series, Inc. (the "Corporation"). The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Fund. INVESTMENT OBJECTIVE AND POLICIES The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Board of Directors ("Directors") without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective. TYPES OF INVESTMENTS

The Fund invests primarily in U.S. government securities. The Fund's weighted-average portfolio duration will at all times be limited to three years or less.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

The ARMS in which the Fund invests generally will be issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S.

government securities.

Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline. While ARMS generally entail less risk of a decline during periods of rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders. COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:

 (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments; (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and (3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested. REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property. INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.

RESETS OF INTEREST

The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market.

CAPS AND FLOORS

The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

     FINANCIAL FUTURES CONTRACTS

         A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

         The Fund may purchase listed put options on financial futures contracts.

         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

     CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

         In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "MARGIN" IN FUTURES TRANSACTIONS

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES

         The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

     WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES

         The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

LEVERAGING

Leveraging exaggerates the effect on the net asset value of any increase or decrease in the market value of the portfolio. Money borrowed for leveraging will be limited to 33 1/3% of the value of the Fund's total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. LEVERAGE THROUGH BORROWING

For the borrowings for investment purposes, the Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reason, the Fund may be required to sell some of its portfolio holdings within 3 days to reduce the debt and restore the 300% coverage, even though it may be disadvantageous from an investment standpoint to sell at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment fee to maintain a line of credit; either of those requirements would increase the cost of borrowings over the stated rate. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account cash or U.S. governement securities or other high quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. MEDIUM TERM NOTES AND DEPOSIT NOTES

     Medium Term Notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years. AVERAGE LIFE

Average Life, as applicable to asset-backed securities, is computed by multiplying each principal repayment by the time of payment (months or years from the evaluation date), summing these products, and dividing the sum by the total amount of principal repaid. The weighted-average life is calculated by multiplying the maturity of each security in a given pool by its remaining balance, summing the products, and dividing the result by the total remaining balance. WEIGHTED AVERAGE PORTFOLIO DURATION

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities. Duration is calculated by dividing the sum of the time-weighted present values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration. Mathematically, duration is measured as follows: Duration = PVCF1(1) + PVCF2(2) + PVCF3(3) + ... + PVCFn(n)

PVTCF             PVTCF             PVTCF                              PVTCF

where

PVCTFt = the present value of the cash flow in period t discounted at the prevailing yield-to-maturity t = the period when the cash flow is received n = remaining number of periods until maturity

PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity.

Certain debt securities, such as mortgage-backed and asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments. Duration calculated in this manner, commonly referred to as "effective duration," allows for changing prepayment rates as interest rates change and expected future cash flows are affected. The calculation of effective duration will depend upon the investment adviser's assumed prepayment rate. LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors. REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the adviser believes it is appropriate, regardless of how long those securities have been held. The adviser does not anticipate that the Fund's portfolio turnover rate will exceed 150%. INVESTMENT LIMITATIONS The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]: SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. CONCENTRATION OF INVESTMENTS

The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

BORROWING MONEY

The Fund will not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33 1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing. DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

PLEDGING ASSETS

     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing. LENDING CASH OR SECURITIES

     The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation). ISSUING SENIOR SECURITIES

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

The above limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in this limitation become effective. INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Directors), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. FEDERATED TOTAL RETURN SERIES, INC. MANAGEMENT Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc. and principal occupations.

John F. Donahue@*
Federated Investors Tower

Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Director

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Corporation .

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate:  February 3, 1934
Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL
Birthdate:  June 23, 1937
Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor

Pittsburgh, PA
Birthdate:  July 4, 1918
Director

     Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes,

Inc.

J. Christopher Donahue*
Federated Investors Tower

Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F.

Donahue, Chairman and Director  of the Corporation.

James E. Dowd
571 Hayward Mill Road

Concord, MA
Birthdate:  May 18, 1922
Director

     Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111

Pittsburgh, PA
Birthdate:  October 11, 1932
Director

Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA
Birthdate:  June 18, 1924
Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate:  March 16, 1942
Director

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of

the Funds.

Gregor F. Meyer
Boca Grande Club
Boca Grande, FL

Birthdate:  October 6, 1926
Director

Attorney, Retired Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or

Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University

Pittsburgh, PA
Birthdate:  December 20, 1932
Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA
Birthdate:  September 14, 1925
Director

Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate:  June 21, 1935
Director

Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower

Pittsburgh, PA
Birthdate:  May 2, 1929
President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower

Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

     * This Directors is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

     @ Member of the Executive Committee. The Executive Committee of the Board of Directorss handles the responsibilities of the Board between meetings of the Board.

     As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc. FUND OWNERSHIP

Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.



As of October 28, 1997, Edgewood Services, Inc., Pittsburgh, PA owned approximately 153,879 (30.11%), Federated Management Co., Pittsburgh, PA owned approximately 251,239 (49.15%), and Federated Securities Corp., Pittsburgh, PA owned approximately 92,893 (18.17%) of the Institutional Shares of the Fund. As of October 28, 1997, Federated Services Company, Pittsburgh, PA, acting in various capacities for numerous accounts, owned approximately 19 (76.01%), and Federated Management, Pittsburgh, PA owned approximately 10 (33.89%) of the Institutional Service Shares of the Fund.



DIRECTORS' COMPENSATION

                                    AGGREGATE

NAME ,                            COMPENSATION

POSITION WITH                         FROM                             TOTAL COMPENSATION PAID
CORPORATION                       CORPORATION*                         FROM FUND COMPLEX +

John F. Donahue,               $ 0                                    $0 for the Corporation and
Chairman and Director                                                 54 other investment companies in the Fund Complex

Thomas G. Bigley++              $1,008.14                            $86,331 for the Corporation and
Director                                                             54 other investment companies in the Fund Complex


John T. Conroy, Jr.,           $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

William J. Copeland,           $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

J. Christopher Donahue,        $ 0                                    $0 for the Corporation and
Executive Vice President                                              16 other investment companies in the Fund Complex
  andDirector

James E. Dowd,                 $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.,       $1,008.14                              $104,898 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.,       $1,109.11                              $115,760 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Peter E. Madden,               $1,008.14                              $104,898 for the Corporation  and
Director                                                              54 other investment companies in the Fund Complex

Gregor F. Meyer,               $1,008.14                              $104,898 for the Corporation  and
Director                                                              54 other investment companies in the Fund Complex

John E. Murray, Jr.,           $1,008.14                              $104,898 for the Corporationand
Director                                                              54 other investment companies in the Fund Complex

Wesley W. Posvar,              $1,008.14                              $104,898 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex

Marjorie P. Smuts,             $1,008.14                              $104,898 for the Corporation and
Director                                                              54 other investment companies in the Fund Complex


     *Information is furnished for the fiscal year ended September 30, 1996 and the Corporation was comprised of 2 portfolios.

+The information is provided for the last calendar year.

     ++ Mr. Bigley served on 39 investment companies in the Federated

Funds Complex from January 1 through September 30, 1995. On

October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

DIRECTOR LIABILITY

The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. INVESTMENT ADVISORY SERVICES ADVISER TO THE FUND

     The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.

Christopher Donahue.

     The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. BROKERAGE TRANSACTIONS When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses. TRANSFER AGENT Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders. INDEPENDENT AUDITORS The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania. PURCHASING SHARES Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Fund is explained in each Share's prospectus under "Investing in the Institutional Shares" or "Investing in Institutional Service Shares." DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES
ONLY) AND SHAREHOLDER SERVICES

As explained in the respective prospectuses, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, has adopted a Distribution Plan. These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses. By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. DETERMINING NET ASSET VALUE Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's securities, other than options, are determined as follows:

      o  as provided by an independent pricing service;

      o for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or

      o at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary. USE OF AMORTIZED COST

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors. REDEEMING SHARES The Fund redeems Shares at the next computed net asset value after the Fund Instituional Shares" or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000. REDEMPTION IN KIND

The Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs. TAX STATUS THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o derive less than 30% of its gross income from the sale of securities held less than three months;

o    invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

     CAPITAL GAINS

         Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. YIELD The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS The Fund's performance depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates and market value of portfolio securities;

      o  changes in the Fund expenses; and

      o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. Treasury securities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

      o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "short U.S. Treasury funds" category in advertising and sales literature.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers. The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume. In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places approximately $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges. J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios. MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

     INSTITUTIONAL  CLIENTS

         Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

     BANK MARKETING

         Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

     BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute









PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:
                  (a)      Financial Statements: To be filed by amendment.
                  (b)      Exhibits:
                (1) (i) Conformed copy of Articles of
                        Incorporation; (1)
                   (ii) Conformed copy of Articles of Amendment
                        of Articles of Incorporation; (2)
                (2)     Copy of By-Laws; (1)
                (3)     Not Applicable;
                (4)   Copy of Specimen Certificate for Shares of
                        Capital Stock of the Registrant; (10)
                (5) (i) Copy of Investment Advisory Contract and conformed copies of Exhibits A and B of
                                    Investment Advisory Contract; (7)
                            (ii) Conformed copies of Exhibits D and E of
                                    Investment Advisory Contract; (11)
                (6) (i) Copy of Distributor's Contract and
                        Conformed copies of Exhibits A, B, C, and D to Distributor's Contract; (4)
                            (ii) Copy of Distributor's Contract and Conformed
                        copies of Exhibits E and F to Distributor's Contract;
                        (10)
                           (iii) Conformed copies of Exhibits G and H to
                        Distributor's Contract; (11)
                            (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);
                (7)     Not Applicable;
(8)                                 Conformed copy of the Custodian Agreement of
                        the Registrant; (4)
--------------------------------------------------

+ All exhibits have been filed electronically. (1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115).

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115).

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No.4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115).

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115).

                (9) (i) Conformed copy of Fund Accounting, Shareholder
                            Recordkeeping, and Custody Services Procurement Agreement of the Registrant; (4)
                   (ii) Conformed copy of Administrative Services
                                    Agreement; (4)
                           (iii) The responses described in Item 24 (b) (6) are
                            hereby incorporated by reference; (iv) Form of Shareholder Services Agreement of the Registrant;
                            (8)
                       (10) Conformed copy of Opinion and Consent of Counsel as
                        to legality of shares being registered; (2)
                (11)    Conformed copy of Consent of Independent Auditors;
                         (to be filed by amendment)
                (12)    Not Applicable;
                       (13)    Conformed copy of Initial Capital
                                    Understanding; (3)
                       (14)    Not Applicable;
                (15)(i) Conformed copy of Distribution Plan including Exhibits
                         A and B; (11)
                            (ii) Conformed copy of Exhibits C to Distribution
                                   Plan; (10)
                           (iii) Conformed copy of Exhibit D and E to
                            Distribution Plan; (11) (iv) The responses described in Item 24(b)(6) are hereby incorporated by reference;
                  (16) Copy of Schedules for Computation of Fund Performance Data for the Federated Limited Duration Fund; (12)
                (17) The Registrant hereby incorporates copies of the Financial Data Schedules by reference from Registrant's Post-Effective Amendment No. 11 on
                      Form N-1A filed September 26, 1997;
                (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment
                      Series,  Inc. Registration Statement on Form N-1A,
                      filed with the Commission on January 26, 1996.
                         (File Nos. 33-52149 and
                      811-07141);
                      (19)    (i)   Conformed copy of Power of Attorney; (11)
                                    (ii)....Conformed copy of Limited Power of
                                    ........Attorney; (10)
--------------------------------------------------
 +    All exhibits have been filed electronically.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115).

(3)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115).

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed November 22, 1995. (File Nos. 33-50773 and 811-7115).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115).

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed May 28, 1997. (File Nos. 33-50773 and 811-7115).

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:

                                          Number of Record Holders
  Title of Class                            as of October 28, 1997 _
  --------------                          --------------------------

  Shares of capital stock
  ($0.001 per Share par value)
   Federated Government Fund
     Institutional Shares                                       1,026
     Institutional Service Shares                      1,005
   Federated Total Return Bond Fund
     Institutional Shares                                       1,048
     Institutional Service Shares                      1,018
   Federated Limited Duration Fund
     Institutional Shares                                       1,049
     Institutional Service Shares                      1,014
   Federated Limited Duration Government Fund
     Institutional Shares                                       13
     Institutional Service Shares                      5

Item 27.          Indemnification: (1)

Item 28.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Management of the Corporation" in Part
              A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Total Return Series, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W.
              Market Street, Georgetown, Delaware  19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:    William D. Dawson, III
                                            Henry A. Frantzen
                                            J. Thomas Madden

              Senior Vice Presidents:       Peter R. Anderson
                                            Drew J. Collins

                                            Jonathan C. Conley
                                            Deborah A. Cunningham
                                            Mark E. Durbiano
                                            J. Alan Minteer
                                            Susan M. Nason
                                            Mary Jo Ochson
---------------------------------------
(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115).

              Vice Presidents:          J. Scott Albrecht
                                        Joseph M. Balestrino
                                        Randall S. Bauer
                                        David F. Belton
                                        David A. Briggs
                                        Kenneth J. Cody
                                        Alexandre de Bethmann
                                        Michael P. Donnelly
                                        Linda A. Duessel
                                        Donald T. Ellenberger
                                        Kathleen M. Foody-Malus
                                        Thomas M. Franks
                                        Edward C. Gonzales
                                        James E. Grefenstette
                                        Susan R. Hill
                                        Stephen A. Keen
                                        Robert K. Kinsey
                                        Robert M. Kowit
                                        Jeff A. Kozemchak
                                        Marian R. Marinack
                                        Sandra L. McInerney
                                        Robert J. Ostrowski
                                        Charles A. Ritter
                                        Scott B. Schermerhorn
                                        Frank Semack
                                        Aash M. Shah
                                        William F. Stotz
                                        Tracy P. Stouffer
                                        Edward J. Tiedge
                                        Paige M. Wilhelm
                                        Jolanta M. Wysocka

              Assistant Vice Presidents:Todd A. Abraham
                                        Stefanie L. Bachhuber
                                        Arthur J. Barry
                                        Micheal W. Casey
                                        Robert E. Cauley
                                        Donna M. Fabiano
                                        John T. Gentry
                                        William R. Jamison
                                        Constantine Kartsonsas
                                        Robert M. Marsh
                                        Joseph M. Natoli
                                        Keith J. Sabol
                                        Michael W. Sirianni
                                        Gregg S. Tenser

              Secretary:                Stephen A. Keen

              Treasurer:                Thomas R. Donahue

              Assistant Secretaries:    Thomas R. Donahue
                                        Richard B. Fisher
                                        Christine I. McGonigle

              Assistant Treasurer:      Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.          Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                             --
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President, Federated,                            President
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary                         --
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)    Not applicable

Item 30.          Location of Accounts and Records:
                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

  Registrant                                  Federated Investors Tower
                                              Pittsburgh, PA  15222-3779


  Federated Services Company                  Federated Investors Tower
  Transfer Agent, Dividend                    Pittsburgh, PA  15222-3779
  Disbursing Agent and
  Portfolio Recordkeeper

  Federated Administrative                    Federated Investors Tower
  Services                                    Pittsburgh, PA  15222-3779

  Federated Management                        Federated Investors Tower
  Investment Adviser                          Pittsburgh, PA  15222-3779

  State Street Bank and                       P.O. Box 8600
  ---------------------
  Trust Company                               Boston, Massachusetts  02266
  Custodian

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN SERIES, INC. has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of October, 1997.

                       FEDERATED TOTAL RETURN SERIES, INC.
                           BY: /s/ Anthony R. Bosch
                           Anthony R. Bosch, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           October 31, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                        TITLE                         DATE
By:   /s/ Anthony R. Bosch
      Anthony R. Bosch         Attorney In Fact        October 31, 1997
      ASSISTANT SECRETARY      For the Persons
                               Listed Below

      NAME                        TITLE
John F. Donahue*               Chairman and Director
                               (Chief Executive Officer)

Glen R. Johnson*               President

J. Christopher Donahue*        Executive Vice President
                               and Director

Edward C. Gonzales             Executive Vice President

John W. McGonigle*             Executive Vice President,
                               Treasurer and Secretary (Principal
                               Financial and
                               Accounting Officer)

Thomas G. Bigley*              Director

John T. Conroy, Jr.*           Director

William J. Copeland*           Director

James E. Dowd*                 Director

Lawrence D. Ellis, M.D.*       Director

Edward L. Flaherty, Jr.*       Director

Peter E. Madden*               Director

Gregor F. Meyer*               Director

John E. Murray, Jr.*           Director

Wesley W. Posvar*              Director

Marjorie P. Smuts*             Director

* By Power of Attorney